FINANCING RECEIVABLES, NET - Financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCING RECEIVABLES, NET
Due in 0-12 months	¥ 10,170,673	¥ 6,620,994
Due in 13-24 months	1,425,851	864,469
Due in 25-36 months	406,671	206,609
Due thereafter	9,255	19,800
Total financing receivables	¥ 12,012,450	¥ 7,711,872